Cash position (Tables)	6 Months Ended
Jun. 30, 2021
Cash position
Summary of reconciliation of operational cash burn

	Six months ended June 30,
	2021	2020

	(Euro, in thousands)
Increase in cash and cash equivalents (excluding effect of exchange differences)	€477,448	€523,222
Minus:
Net proceeds from capital and share premium increases	(2,583)	(23,268)
Net sale of current financial investments	(669,365)	(730,439)
Cash in from disposal of subsidiaries, net of cash disposed of	(28,696)	—
Total operational cash burn	(223,196)	€(230,486)

Schedule of cash and cash equivalents

	June 30,	December 31,
	2021	2020

	(Euro, in thousands)
Cash at banks	€1,230,956	€1,239,993
Term deposits	1,411,683	895,194
Total cash and cash equivalents from continuing operations	2,642,639	2,135,187
Cash and cash equivalents included in assets classified as held for sale	—	7,884
Total cash and cash equivalents	€2,642,639	€2,143,071